Accounts receivable	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Accounts receivable

6. Accounts receivable

	2020	2019

Trade receivables	$166,054	$321,638
GST/VAT receivables	38,192	4,614
Other receivables	734	1,792

Total	$204,980	$328,044

The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT) receivables, is disclosed in note 26.